Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments Under Non-cancelable Operating Leases
As of December 31, 2021, future minimum rental payments under noncancelable operating leases are as follows (in thousands):

Years Ended December 31	(in thousands)

2022	$6,870
2023	5,757
2024	4,466
2025	1,366
2026	—
Thereafter	—

Total	$18,459

Summary Of Future Minimum Commitments	As of December 31, 2021, future minimum commitments under the Company’s data rights license agreements accounted for as executory contracts are as follows (in thousands):

Years Ended December 31	(in thousands)

2022	$113,218
2023	133,439
2024	124,876
2025	38,050
2026	14,464
Thereafter	27,901

Total	$451,948